Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Disclosures [Abstract]
Schedule of compensation to key management personnel

($000s)	2018	2017
Compensation of directors:
Directors fees	342	329
Stock-based compensation	707	1,024
	1,049	1,353

Compensation of key management personnel:
Salaries and consulting fees	4,416	3,712
Stock-based compensation	3,453	4,817
	7,869	8,529
	8,918	9,882